UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21157

        Nuveen Arizona Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         4/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE)
	April 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.1% (0.7% of Total Investments)
$ 500	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$401,985
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 15.7% (10.7% of Total Investments)
690	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Adjustable	9/09 at 100.00	AAA	501,561
	Rate, 0.930%, 11/01/41 (4)
1,250	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/20 – AMBAC Insured	7/15 at 100.00	A	1,301,713
1,130	Energy Management Services LLC, Arizona State University, Energy Conservation Revenue Bonds,	7/12 at 100.00	AA	1,188,263
	Main Campus Project, Series 2002, 5.250%, 7/01/18 – MBIA Insured
540	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	429,694
	Webster Basic Schools Inc., Series 2004, 6.000%, 12/15/24
565	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	413,213
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
2,000	University of Arizona, Certificates of Participation, Series 2002B, 5.125%, 6/01/20 –	6/12 at 100.00	AA–	2,081,500
	AMBAC Insured

6,175	Total Education and Civic Organizations			5,915,944

	Health Care – 30.1% (20.5% of Total Investments)
1,015	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	960,038
	2007A, 5.000%, 1/01/25
620	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	273,885
	2007B, 1.619%, 1/02/37
2,390	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	AA–	2,293,396
	2008D, 5.500%, 1/01/38
625	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004,	4/14 at 100.00	A	620,306
	5.000%, 4/01/20
475	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	360,601
	Network, Series 2005B, 5.000%, 12/01/37
785	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB	571,197
	Network, Series 2007, 5.000%, 12/01/42
1,825	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	1,778,098
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
1,985	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	1,754,581
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
2,000	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Mayo Clinic	5/09 at 100.50	Aa2	1,967,980
	Hospital, Series 1998, 5.250%, 11/15/37
1,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai	8/13 at 100.00	Baa2	794,280
	Regional Medical Center, Series 2003A, 6.000%, 8/01/33

12,720	Total Health Care			11,374,362

	Housing/Single Family – 4.0% (2.7% of Total Investments)
1,495	Tucson and Pima County Industrial Development Authority, Arizona, Joint Single Family Mortgage	6/17 at 101.00	Aaa	1,497,272
	Revenue Bonds, Series 2007B, 5.350%, 6/01/47 (Alternative Minimum Tax)

	Tax Obligation/General – 2.7% (1.8% of Total Investments)
1,000	Pinal County Unified School District 1, Florence, Arizona, General Obligation Bonds, Series	7/18 at 100.00	A–	1,013,000
	2008C, 5.250%, 7/01/28

	Tax Obligation/Limited – 30.7% (20.9% of Total Investments)
150	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	91,916
	2005, 5.500%, 7/15/29
2,250	DC Ranch Community Facilities District, Scottsdale, Arizona, General Obligation Bonds, Series	7/13 at 100.00	Baa1	1,959,795
	2002, 5.000%, 7/15/27 – AMBAC Insured
	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,
	Montecito Assessment District, Series 2007:
253	5.700%, 7/01/27	1/17 at 100.00	N/R	158,990
155	5.800%, 7/01/32	1/17 at 100.00	N/R	91,851
293	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	259,882
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
525	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AA–	544,672
	8/01/23 – MBIA Insured
1,076	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	Baa1	789,192
	4.600%, 1/01/26
290	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General	7/17 at 100.00	N/R	186,311
	Obligation Bonds, Series 2007, 6.100%, 7/15/32
490	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds,	7/18 at 100.00	N/R	369,181
	Series 2008A, 7.400%, 7/15/33
2,000	Mohave County, Arizona, Certificates of Participation, Series 2004, 5.250%, 7/01/19 –	7/14 at 100.00	A	2,101,300
	AMBAC Insured
640	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	362,432
	2006, 5.300%, 7/15/31
425	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	256,670
	Bonds, Series 2007, 5.800%, 7/15/32
160	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	92,202
	Series 2006, 5.350%, 7/15/31
1,250	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	No Opt. Call	BBB–	1,085,838
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
1,130	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	A–	1,091,026
	Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
665	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	407,432
	Bonds, Series 2007, 5.900%, 7/15/32
1,250	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	Baa1	1,066,475
	2005, 5.750%, 7/15/24
664	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	412,888
	2005, 6.000%, 7/01/30
425	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	243,610
	Bonds Series 2006, 5.250%, 7/15/31

14,091	Total Tax Obligation/Limited			11,571,663

	Transportation – 14.9% (10.1% of Total Investments)
	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds,
	Series 2002B:
1,000	5.750%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	1,018,430
2,300	5.250%, 7/01/21 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	2,243,328
2,450	Tucson Airport Authority Inc., Arizona, Revenue Refunding Bonds, Series 2001B, 5.000%,	6/11 at 100.00	A1	2,356,484
	6/01/20 – AMBAC Insured (Alternative Minimum Tax)

5,750	Total Transportation			5,618,242

	U.S. Guaranteed – 23.9% (16.2% of Total Investments) (5)
300	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A (5)	321,027
	1999A, 6.625%, 7/01/20 (Pre-refunded 7/01/10)
1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health	12/10 at 102.00	BBB (5)	1,106,360
	Network, Series 2000, 6.875%, 12/01/20 (Pre-refunded 12/01/10)
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Series 1999A:
350	6.125%, 11/15/22 (Pre-refunded 11/15/09)	11/09 at 100.00	Baa3 (5)	359,636
520	6.250%, 11/15/29 (Pre-refunded 11/15/09)	11/09 at 100.00	Baa3 (5)	534,664
1,575	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AAA	1,816,369
	Series 2004A, 5.000%, 7/01/20 (Pre-refunded 7/01/14) – FSA Insured
270	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%,	4/15 at 100.00	BBB (5)	312,309
	4/01/16 (Pre-refunded 4/01/15)
1,250	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	N/R (5)	1,395,300
	Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)
2,770	Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series 2003, 5.000%, 7/01/22	7/13 at 100.00	AAA	3,158,574
	(Pre-refunded 7/01/13)

8,035	Total U.S. Guaranteed			9,004,239

	Utilities – 9.6% (6.5% of Total Investments)
1,250	Maricopa County Pollution Control Corporation, Arizona, Revenue Bonds, Arizona Public Service	11/12 at 100.00	A	1,030,513
	Company – Palo Verde Project, Series 2002A, 5.050%, 5/01/29 – AMBAC Insured
1,660	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 –	7/15 at 100.00	A3	1,525,158
	SYNCORA GTY Insured
270	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	Aa1	282,020
	Revenue Bonds, Series 2002B, 5.000%, 1/01/22
1,165	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	789,742
	5.000%, 12/01/37

4,345	Total Utilities			3,627,433

	Water and Sewer – 11.9% (8.1% of Total Investments)
405	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AA–	412,132
	2003, 5.000%, 7/01/23 – MBIA Insured
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue	7/11 at 100.00	AA+	1,028,400
	Refunding Bonds, Series 2001, 5.125%, 7/01/21 – FGIC Insured
2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	2,102,660
	2002, 5.000%, 7/01/18 – FGIC Insured
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
425	4.700%, 4/01/22	4/14 at 100.00	N/R	358,789
490	4.900%, 4/01/32	4/17 at 100.00	N/R	365,266
330	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	238,273
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)

4,650	Total Water and Sewer			4,505,520

$ 58,761	Total Long-Term Investments (cost $58,717,320) – 144.6%			54,529,660

	Short-Term Investments – 2.6% (1.8% of Total Investments)
$ 1,000	Ak-Chin Indian Community, Arizona, Variable Rate Demand Obligations, Series 2008,	5/09 at 100.00	A-1	1,000,000
	0.500%, 4/01/23 (6)

	Total Short-Term Investments (cost $1,000,000)			1,000,000

	Total Investments (cost $59,717,320) – 147.2%			55,529,660

	Other Assets Less Liabilities – 7.7%			2,931,379

	Preferred Shares, at Liquidation Value – (54.9)% (7)			(20,725,000)

	Net Assets Applicable to Common Shares – 100%			$37,736,039

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) "Fair Value Measurements." SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$55,028,099	$501,561	$55,529,660

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance at beginning of period	$352,949
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	148,612
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—

Balance at end of period	$501,561

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments was $59,707,810.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 1,147,119
Depreciation	(5,325,269)

Net unrealized appreciation (depreciation) of investments	$(4,178,150)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specific market index.
(7)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 37.3%.
N/R	Not rated.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Dividend Advantage Municipal Fund 3

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         June 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        June 29, 2009